UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Oskie Capital Management, LLC

Address:  10 East 53rd Street
          31st Floor
          New York, New York  10022


13F File Number:  028-XXXXX


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Fazzari
Title:  Chief Financial Officer
Phone:  (646) 470-7279


Signature, Place and Date of Signing:

   /s/ Michael Fazzari           New York, New York          February 14, 2012
-------------------------     ------------------------     ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        48

Form 13F Information Table Value Total:  $114,990
                                          (thousands)


List of Other Included Managers:

No.             Form 13F File Number               Name
---     ------------------------------------     --------
NONE.

                                                     FORM 13F INFORMATION TABLE
                                                   Oskie Capital Management, LLC
                                                         December 31, 2011
COLUMN 1                          COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COL 7        COLUMN 8
                                                              VALUE     SHS OR    SH/  PUT/  INVESTMT  OTHR     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETN  MGRS     SOLE     SHARD  NONE
----------------------------  ----------------  -----------  --------  ---------  ---  ----  --------  ----  ----------  -----  ----
ACCURIDE CORP NEW             COM NEW           00439T 20 6    9,101   1,278,249   SH          SOLE    NONE   1,278,249
ADVANCED MICRO DEVICES INC    COM               007903 10 7    1,077     199,400       CALL    SOLE    NONE     199,400
BANK OF AMERICA CORPORATION   COM               060505 10 4    1,112     200,000       CALL    SOLE    NONE     200,000
BANK OF AMERICA CORPORATION   COM               060505 10 4    2,224     400,000       CALL    SOLE    NONE     400,000
BANK OF AMERICA CORPORATION   COM               060505 10 4    2,502     450,000       CALL    SOLE    NONE     450,000
BANK OF AMERICA CORPORATION   *W EXP 01/16/201  060505 14 6      591     292,539   SH          SOLE    NONE     292,539
BANK OF AMERICA CORPORATION   *W EXP 10/28/201  060505 15 3       63     203,913   SH          SOLE    NONE     203,913
BRUNSWICK CORP                COM               117043 10 9    4,101     227,103   SH          SOLE    NONE     227,103
CBS CORP NEW                  CL B              124857 20 2    3,403     125,400   SH          SOLE    NONE     125,400
CARROLS RESTAURANT GROUP INC  COM               14574X 10 4    2,036     175,956   SH          SOLE    NONE     175,956
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M 30 5    1,993      35,000   SH          SOLE    NONE      35,000
CITIGROUP INC                 *W EXP 01/04/201  172967 22 6    1,055   3,636,866   SH          SOLE    NONE   3,636,866
CITIGROUP INC                 COM NEW           172967 42 4    3,796     144,289   SH          SOLE    NONE     144,289
CITIGROUP INC                 COM NEW           172967 42 4    1,316      50,000       CALL    SOLE    NONE      50,000
CITIGROUP INC                 COM NEW           172967 42 4    1,316      50,000       CALL    SOLE    NONE      50,000
EATON CORP                    COM               278058 10 2    1,741      40,000       CALL    SOLE    NONE      40,000
EATON CORP                    COM               278058 10 2    2,612      60,000       CALL    SOLE    NONE      60,000
FORD MTR CO DEL               *W EXP 01/01/201  345370 13 4    2,800   1,166,734   SH          SOLE    NONE   1,166,734
FORD MTR CO DEL               COM PAR $0.01     345370 86 0      879      81,717   SH          SOLE    NONE      81,717
GENERAL MTRS CO               COM               37045V 10 0      608      30,000       CALL    SOLE    NONE      30,000
GENERAL MTRS CO               *W EXP 07/10/201  37045V 11 8    4,091     348,804   SH          SOLE    NONE     348,804
GENERAL MTRS CO               *W EXP 07/10/201  37045V 12 6    3,750     479,516   SH          SOLE    NONE     479,516
HESS CORP                     COM               42809H 10 7      593      10,440   SH          SOLE    NONE      10,440
HORNBECK OFFSHORE SVCS INC N  COM               440543 10 6      355      11,450   SH          SOLE    NONE      11,450
JPMORGAN CHASE & CO           COM               46625H 10 0    5,653     170,000   SH          SOLE    NONE     170,000
LEAR CORP                     COM NEW           521865 20 4    3,502      88,000   SH          SOLE    NONE      88,000
LORAL SPACE & COMMUNICATNS I  COM               543881 10 6    4,087      63,000   SH          SOLE    NONE      63,000
MGIC INVT CORP WIS            COM               552848 10 3      372      99,700       CALL    SOLE    NONE      99,700
MGIC INVT CORP WIS            COM               552848 10 3      223      59,800       CALL    SOLE    NONE      59,800
MANITOWOC INC                 COM               563571 10 8      460      50,000       CALL    SOLE    NONE      50,000
MANITOWOC INC                 COM               563571 10 8    1,562     170,000       CALL    SOLE    NONE     170,000
MANITOWOC INC                 COM               563571 10 8      551      60,000       CALL    SOLE    NONE      60,000
MEDCATH CORP                  COM               58404W 10 9    7,419   1,017,727   SH          SOLE    NONE   1,017,727
OCCIDENTAL PETE CORP DEL      COM               674599 10 5      677       7,220   SH          SOLE    NONE       7,220
PLAINS EXPL& PRODTN CO        COM               726505 10 0    1,709      46,540   SH          SOLE    NONE      46,540
RENTECH INC                   COM               760112 10 2      326     248,800   SH          SOLE    NONE     248,800
SANDISK CORP                  COM               80004C 10 1    1,614      32,800   SH          SOLE    NONE      32,800
SIX FLAGS ENTMT CORP NEW      COM               83001A 10 2    5,017     121,660   SH          SOLE    NONE     121,660
STATE STR CORP                COM               857477 10 3    3,749      93,000   SH          SOLE    NONE      93,000
STONERIDGE INC                COM               86183P 10 2      404      47,943   SH          SOLE    NONE      47,943
TEREX CORP NEW                COM               880779 10 3    2,432     180,000       CALL    SOLE    NONE     180,000
TEREX CORP NEW                COM               880779 10 3    1,351     100,000       CALL    SOLE    NONE     100,000
VISTEON CORP                  COM NEW           92839U 20 6    6,301     126,178   SH          SOLE    NONE     126,178
WABCO HLDGS INC               COM               92927K 10 2    3,044      70,139   SH          SOLE    NONE      70,139
WELLS FARGO & CO NEW          COM               949746 10 1    4,081     148,066   SH          SOLE    NONE     148,066
WESTERN DIGITAL CORP          COM               958102 10 5    4,024     130,000       CALL    SOLE    NONE     130,000
FREESCALE SEMICONDUCTOR HLDG  SHS OLD           G3727Q 10 1    2,996     236,873   SH          SOLE    NONE     236,873
SEAGATE TECHNOLOGY PLC        SHS               G7945M 10 7      323      19,700       CALL    SOLE    NONE      19,700




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